Financial assets at FVTPL_Details of financial assets at FVTPL (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		₩ 6,126,316,000,000
Financial assets at fair value through profit or loss mandatorily measured at fair value	[1]	6,126,316,000,000	$ 5,504,822,000	₩ 0
Financial assets held for trading (IAS 39)				5,820,787,000,000
Financial assets designated at FVTPL (IAS 39)				22,290,000,000
Financial assets at FVTPL (IAS 39)	[1]	0	$ 0	5,843,077,000,000
Deposit
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		26,935,000,000
Financial assets at FVTPL (IAS 39)				25,972,000,000
Deposits indexed to gold prices
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		26,935,000,000
Financial assets held for trading (IAS 39)				25,972,000,000
Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		3,687,852,000,000
Financial assets at fair value through profit or loss mandatorily measured at fair value		3,687,852,000,000
Financial assets held for trading (IAS 39)				2,679,040,000,000
Financial assets at FVTPL (IAS 39)				2,701,330,000,000
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		516,173,000,000
Financial assets held for trading (IAS 39)				540,438,000,000
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		533,393,000,000
Financial assets held for trading (IAS 39)				1,476,498,000,000
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		774,589,000,000
Financial assets held for trading (IAS 39)				627,397,000,000
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		455,666,000,000
Financial assets held for trading (IAS 39)				21,666,000,000
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		422,614,000,000
Financial assets held for trading (IAS 39)				0
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		985,417,000,000
Financial assets held for trading (IAS 39)				13,041,000,000
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		385,450,000,000
Financial assets held for trading (IAS 39)				0
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value (IFRS 9)		2,026,079,000,000
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 2,026,079,000,000
Financial assets held for trading (IAS 39)				3,115,775,000,000
Financial assets at FVTPL (IAS 39)				3,115,775,000,000
Debt securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets designated at FVTPL (IAS 39)				9,694,000,000
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets designated at FVTPL (IAS 39)				₩ 12,596,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.